Basis of Preparation	6 Months Ended
Jun. 30, 2019
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation

1.Basis of preparation

These unaudited Condensed Consolidated Interim Financial Statements (“Interim Statements”) of Royal Dutch Shell plc (“the Company”) and its subsidiaries (collectively referred to as “Shell”) have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and as adopted by the European Union, and on the basis of the same accounting principles as those used in the Annual Report and Form 20-F for the year ended December 31, 2018 (pages 167 to 214) as filed with the US Securities and Exchange Commission, except for the adoption of IFRS 16 Leases on January 1, 2019, and should be read in conjunction with that filing.

The Directors consider it appropriate to continue to adopt the going concern basis of accounting in preparing these Interim Statements.

Under IFRS 16, all lease contracts, with limited exceptions, are recognised in financial statements by way of right-of-use assets and corresponding lease liabilities. Shell applied the modified retrospective transition method without restating comparative information. Further information in respect of the implementation of IFRS 16 is included in Note 8.

In March 2019, the IFRS Interpretations Committee (IFRIC) finalised its decision regarding “Liabilities in relation to a Joint Operator’s Interest in a Joint Operation (IFRS 11 Joint Arrangements)”, concluding that a joint operator should recognise the liabilities for which it has primary responsibility, which may be different from its share in the joint operation. A review of the impact of this decision was conducted in the second quarter 2019, leading to the recognition of an additional $1.4 billion of lease liabilities, mainly classified under non-current debt, and a corresponding sublease receivable, as at June 30, 2019.

In March 2019, IFRIC made its agenda decision regarding “Physical settlement of contracts to buy or sell a non-financial item (IFRS 9)”. The impact of this decision is under review.

The financial information presented in the unaudited Interim Statements does not constitute statutory accounts within the meaning of section 434(3) of the Companies Act 2006 (“the Act”). Statutory accounts for the year ended December 31, 2018 were published in Shell’s Annual Report and Form 20-F and a copy was delivered to the Registrar of Companies for England and Wales. The auditor’s report on those accounts was unqualified, did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying the report and did not contain a statement under sections 498(2) or 498(3) of the Act.